RELATED PARTIES - TRANSACTIONS AND BALANCES: (Schedule of Transactions with Related Parties) (Details) - Board of Directors and the Chief Executive Officer [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Transactions with related parties [Line Items]
Payroll expenses	$ 316	$ 111	$ 641	$ 274
Director fee	$ 74		$ 172
Finance expenses on convertible loans and warrants		$ 87		$ 103